Accounts Payable and Accrued Expenses and Other Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Trade accounts payable and interest payable	$ 123.1	$ 121.7	$ 161.5
Income taxes payable	1.3	7.3	5.2
Total accounts payable	124.4	129.0	166.7
Employee related expenses	31.9	24.5	31.1
Restructuring expenses	4.5	16.8	15.6
Profit sharing and incentives	10.9	3.9	4.1
Accrued rebates	41.6	51.6	52.3
Deferred revenue - current	3.6	3.8	3.8
Dividend payable to MTW	0.0	10.2	6.2
Customer advances	5.8	2.9	3.9
Product liability	3.1	2.6	2.2
Miscellaneous accrued expenses	44.9	41.3	46.2
Total accrued expenses and other liabilities	$ 146.3	$ 157.6	$ 165.4